Cover	Apr. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 23, 2024
Entity File Number	811-05012
Entity Registrant Name	Credit Suisse Asset Management Income Fund, Inc.
Entity Central Index Key	0000810766
Entity Tax Identification Number	23-2451535
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Eleven Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	325-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CIK
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false